Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) uSDPerShare	Dec. 31, 2021 USD ($) uSDPerShare	Dec. 31, 2020 USD ($) uSDPerShare
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for Principal Executive Officer (PEO) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total to Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (in millions) ($)	Cash Flow per Debt Adjusted Share† ($)
2022	11,931,683	35,938,813	3,263,723	7,748,764	200	201	3,612	6.91
2021	12,997,292	32,701,906	3,267,924	6,509,720	121	124	946	3.07
2020	12,063,718	(639,147)	3,390,441	(93,780)	49	65	(1,451)	1.45

Company Selected Measure Name	» Cash Flow per Debt Adjusted Share
Named Executive Officers, Footnote [Text Block]	The PEO for all covered fiscal years was Mr. Tillman, our CEO. For 2020, the other NEOs were: Messrs. Whitehead, Little, Wagner and Hedgebeth. Messrs. Little and Hedgebeth remained employed with the Company through December 31, 2020, and as previously disclosed, retired and resigned, respectively. For 2021 and 2022, the other NEOs were: Messrs. Whitehead, Wagner and Henderson and Ms. Warnica.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this pay versus performance disclosure is the same as the peer group used for purposes of Item 201(e) of Regulation S-K as disclosed in our consolidated financial statements in our annual report on Form 10-K for each fiscal year as of the end of such fiscal year. As of December 31, 2020, the members of this peer group included: Apache Corporation, Cimarex Energy Co. (XEC), Continental Resources, Inc. (CLR), Devon Energy Corporation (DVN), EOG Resources, Inc. (EOG), Hess Corporation (HES), Murphy Oil Corporation (MUR), Ovintiv Inc. (OVV) and Pioneer Natural Resources Company (PXD). In setting the 2021 peer group, Diamondback Energy, Inc. (FANG) was added to keep the peer group a comparable size to prior years, and XEC was removed after it merged with and into Cabot Oil and Gas Corporation in October 2021. In March 2021, Apache Corporation completed a holding company reorganization, with APA Corporation (APA) becoming the publicly traded parent company, still trading on the Nasdaq stock market under the ticker symbol “APA”. As of December 31, 2021, the members of the peer group included: APA, CLR, DVN, FANG, EOG, HES, MUR, OVV and PXD. CLR was removed from that peer group during 2022 in connection with its announcement of a take-private offer, which it later accepted and completed in 2022 and, therefore, is not included in the 2022 peer group for purposes of this disclosure. As of December 31, 2022, the members of the peer group included: APA, DVN, FANG, EOG, HES, MUR, OVV and PXD.
PEO Total Compensation Amount	$ 11,931,683	$ 12,997,292	$ 12,063,718
PEO Actually Paid Compensation Amount	$ 35,938,813	32,701,906	(639,147)
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate “compensation actually paid,” the following amounts were deducted from or added to the Summary Compensation Table Total:

			Deductions from Summary Compensation Table (a)		Additions to Summary Compensation Table (b)
Year	Executive(s)	Summary Compensation Table Total ($)	Summary Compensation Table Equity Awards (ai) ($)	Summary Compensation Table Change in Pension Value(aii) ($)	Fair Value of Current Year Equity Awards at Year-end (bi) ($)	Change in Fair Value of Prior Equity Awards (bi) ($)	Dividend Equivalents Paid on Unvested Awards (bi) ($)	Total Pension Benefit Adjustment(bii) ($)	Compensation Actually Paid ($)
2022	CEO	11,931,683	6,732,575	553,804	9,640,145	21,236,580	192,020	224,764	35,938,813
	Other NEOs	3,263,723	1,781,312	96,868	2,550,600	3,711,134	37,378	64,109	7,748,764
2021	CEO	12,997,292	7,849,531	265,159	12,184,786	15,250,776	122,331	261,411	32,701,906
	Other NEOs	3,267,924	1,823,363	71,918	2,830,396	2,224,286	21,698	60,697	6,509,720
2020	CEO	12,063,718	8,966,337	364,600	5,862,302	(9,557,460)	54,543	268,687	(639,147)
	Other NEOs	3,390,441	2,144,112	304,664	1,401,847	(2,551,946)	14,409	100,245	(93,780)
(a) For each covered fiscal year, these columns represent the deductions from the Summary Compensation Table Total of: (ai) grant date fair value of Stock Awards and Option Awards and (aii) Change in Pension Value. The amounts reflected for the “Other NEOs” is an average.
(b) For each covered fiscal year, these columns represent the additions to the Summary Compensation Table Total of: (bi) the fair value of equity calculated in accordance with the SEC methodology for determining “compensation actually
	paid” and (bii) Total Pension Benefit Adjustment, which represents service cost, as defined under FASB ASC 715 as the actuarial present value of benefits attributed to services rendered by an officer during the covered year; there were no prior service cost amounts established during the covered fiscal years. Note that the amounts reflected for the “Other NEOs” is an average. For each covered fiscal year, there were no equity awards that were granted and vested in the same year, and there were no equity awards that failed to meet vesting conditions in the year. Additionally, the methodology for the valuation assumptions used to calculate the fair value of the equity awards is the same as that used to determine the aggregate grant date fair values disclosed in the Summary Compensation Table, though with adjustments for the applicable time period. We do not view these adjustments as material differences in the assumptions. As disclosed in the Summary Compensation Table, the assumptions used to calculate the aggregate grant date fair values reflected in that table are included in footnotes to our consolidated financial statements in our annual reports on Form 10-K for the years ended December 31, 2022, December 31, 2021 and December 31, 2020.
Non-PEO NEO Average Total Compensation Amount	$ 3,263,723	3,267,924	3,390,441
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,748,764	6,509,720	(93,780)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate “compensation actually paid,” the following amounts were deducted from or added to the Summary Compensation Table Total:

			Deductions from Summary Compensation Table (a)		Additions to Summary Compensation Table (b)
Year	Executive(s)	Summary Compensation Table Total ($)	Summary Compensation Table Equity Awards (ai) ($)	Summary Compensation Table Change in Pension Value(aii) ($)	Fair Value of Current Year Equity Awards at Year-end (bi) ($)	Change in Fair Value of Prior Equity Awards (bi) ($)	Dividend Equivalents Paid on Unvested Awards (bi) ($)	Total Pension Benefit Adjustment(bii) ($)	Compensation Actually Paid ($)
2022	CEO	11,931,683	6,732,575	553,804	9,640,145	21,236,580	192,020	224,764	35,938,813
	Other NEOs	3,263,723	1,781,312	96,868	2,550,600	3,711,134	37,378	64,109	7,748,764
2021	CEO	12,997,292	7,849,531	265,159	12,184,786	15,250,776	122,331	261,411	32,701,906
	Other NEOs	3,267,924	1,823,363	71,918	2,830,396	2,224,286	21,698	60,697	6,509,720
2020	CEO	12,063,718	8,966,337	364,600	5,862,302	(9,557,460)	54,543	268,687	(639,147)
	Other NEOs	3,390,441	2,144,112	304,664	1,401,847	(2,551,946)	14,409	100,245	(93,780)
(a) For each covered fiscal year, these columns represent the deductions from the Summary Compensation Table Total of: (ai) grant date fair value of Stock Awards and Option Awards and (aii) Change in Pension Value. The amounts reflected for the “Other NEOs” is an average.
(b) For each covered fiscal year, these columns represent the additions to the Summary Compensation Table Total of: (bi) the fair value of equity calculated in accordance with the SEC methodology for determining “compensation actually
	paid” and (bii) Total Pension Benefit Adjustment, which represents service cost, as defined under FASB ASC 715 as the actuarial present value of benefits attributed to services rendered by an officer during the covered year; there were no prior service cost amounts established during the covered fiscal years. Note that the amounts reflected for the “Other NEOs” is an average. For each covered fiscal year, there were no equity awards that were granted and vested in the same year, and there were no equity awards that failed to meet vesting conditions in the year. Additionally, the methodology for the valuation assumptions used to calculate the fair value of the equity awards is the same as that used to determine the aggregate grant date fair values disclosed in the Summary Compensation Table, though with adjustments for the applicable time period. We do not view these adjustments as material differences in the assumptions. As disclosed in the Summary Compensation Table, the assumptions used to calculate the aggregate grant date fair values reflected in that table are included in footnotes to our consolidated financial statements in our annual reports on Form 10-K for the years ended December 31, 2022, December 31, 2021 and December 31, 2020.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs Company Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs Company Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs Company Cash Flow per Debt Adjusted Share†
Total Shareholder Return Vs Peer Group [Text Block]
Company Cumulative TSR versus Peer Group Cumulative TSR
As demonstrated by the following chart, the Company’s cumulative TSR over the 2020 through 2022 period generally aligns with the cumulative TSR of our peer group (as used for purposes of this pay versus performance disclosure) over the same period. Our cumulative TSR was modestly lower than the cumulative TSR of our peer group in 2020. However, 2020 was an unprecedented year, in which a combination of decreased global energy demand due to pandemic conditions and an oversupplied commodity market, resulted in severe market conditions.
Company Cumulative TSR vs
Peer Group Cumulative TSR

Tabular List [Table Text Block]

MOST IMPORTANT FINANCIAL MEASURES
» Cash Flow per Debt Adjusted Share
» Enterprise Breakeven
» Reinvestment Rate
» Cumulative Free Cash Flow
» Relative TSR (the Company’s TSR as compared to a performance peer group established by the Compensation Committee for the TSR PSUs)

Total Shareholder Return Amount	$ 200	121	49
Peer Group Total Shareholder Return Amount	201	124	65
Net Income (Loss)	$ 3,612,000,000	$ 946,000,000	$ (1,451,000,000)
Company Selected Measure Amount | uSDPerShare	6.91	3.07	1.45
PEO Name	Mr. Tillman
Additional 402(v) Disclosure [Text Block]
We are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company as required by and determined under SEC rules. See the “Compensation Discussion and Analysis” for additional information regarding the Company’s compensation philosophy, executive compensation program and how the Company’s executive compensation for our NEOs aligns with the Company’s performance.
PAY VERSUS PERFORMANCE TABLE
The following table provides information for the past three fiscal years’ total compensation for our NEOs as set forth in the Summary Compensation Table, the “compensation actually paid” to our NEOs (as determined under SEC rules), our TSR, the TSR of our peer group used for purposes of Item 201(e) of Regulation S-K, our net income and our cash flow per debt adjusted share†.
For 2022, the performance measures listed were identified as the most important financial measures in the compensation-setting process for the NEOs. The importance of cash flow per debt adjusted share, enterprise breakeven and reinvestment rate is reflected by our use of these measures when setting performance standards applicable to our 2022 annual cash bonus program. See “Annual Cash Bonus” in the “Compensation Discussion and Analysis”. Cumulative free cash flow and relative TSR are utilized in our 2022 LTI performance goals for FCF PSUs and TSR PSUs, respectively. See “Long-Term Incentives” in the “Compensation Discussion and Analysis.” Though the Company uses a number of financial and non-financial performance measures in its executive compensation program, the Company has determined that, in its assessment, cash flow per debt adjusted share represents the most important financial performance measure (not otherwise required to be disclosed in the pay versus performance table) used by the Company to link “compensation actually paid” (CAP) to the Company’s NEOs to Company performance for the 2022 fiscal year.
RELATIONSHIP BETWEEN CERTAIN INFORMATION IN THE PAY VERSUS PERFORMANCE TABLE

Compensation Actually Paid versus Cumulative Company TSR, Net Income and Cash Flow Per Debt Adjusted Share†
	The below three charts demonstrate that CAP to the NEOs aligns with trends in the Company’s cumulative TSR, net income and cash flow per debt adjusted share† over the three-year period presented in the charts. In 2020, the CAP to our PEO and the average CAP to our other NEOs was negative primarily due to the change in value of prior equity award grants that resulted from our stock price depreciation in 2020. The global pandemic and unprecedented market dynamics in 2020 caused a significant decrease in stock prices at Marathon Oil and in the broader oil and gas industry during that year. However, the CAP amounts over the 2020 through 2022 period increased in alignment with increases in the three measures over the period.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	» Cash Flow per Debt Adjusted Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	» Enterprise Breakeven
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	» Reinvestment Rate
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	» Cumulative Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	» Relative TSR (the Company’s TSR as compared to a performance peer group established by the Compensation Committee for the TSR PSUs)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,732,575	$ 7,849,531	$ 8,966,337
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	553,804	265,159	364,600
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,640,145	12,184,786	5,862,302
PEO [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,236,580	15,250,776	(9,557,460)
PEO [Member] | Equity Awards, Dividend Equivalents Paid on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	192,020	122,331	54,543
PEO [Member] | Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	224,764	261,411	268,687
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,781,312	1,823,363	2,144,112
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	96,868	71,918	304,664
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,550,600	2,830,396	1,401,847
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,711,134	2,224,286	(2,551,946)
Non-PEO NEO [Member] | Equity Awards, Dividend Equivalents Paid on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,378	21,698	14,409
Non-PEO NEO [Member] | Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 64,109	$ 60,697	$ 100,245